Reverse Recapitalization (Details 1) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total assets	$ 4,661,189	$ 6,087,913		$ 3,909,096
Accumulated deficit	(49,441,169)	(17,476,700)		(10,314,313)
Total stockholders' deficit	$ (48,050,609)	(17,487,227)	$ (9,933,878)	$ (8,358,411)	$ (8,407,272)
As Reported [Member]
Prepaid expenses and other		913,030
Total current assets		5,693,577
Total assets		6,982,575
Accumulated deficit		(16,582,038)
Total stockholders' deficit		(16,592,565)
Adjustment [Member]
Prepaid expenses and other		894,662
Total current assets		894,662
Total assets		894,662
Accumulated deficit		(894,662)
Total stockholders' deficit		(894,662)
As Revised [Member]
Prepaid expenses and other		18,368
Total current assets		4,798,915
Total assets		6,087,913
Accumulated deficit		(17,476,700)
Total stockholders' deficit		$ (17,487,227)